COMMITMENTS AND CONTINGENCIES - Operating Lease Commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
2019	¥ 67,542
2020	39,383
2021	24,768
2022	19,797
2023 and thereafter	14,432
Total	165,922
Rental expenses	67,960	¥ 53,433	¥ 50,946
Office premises
Operating lease commitments
2019	53,547
2020	39,156
2021	24,709
2022	19,768
2023 and thereafter	14,432
Total	151,612
Office equipment
Operating lease commitments
2019	13,995
2020	227
2021	59
2022	29
Total	¥ 14,310